Contingencies (Medical Monitoring Class Actions) (Details) (Medical Monitoring Class Actions [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Loss Contingencies [Line Items]
Purported medical monitoring class action cases pending	2
Donovan [Member]
Loss Contingencies [Line Items]
Proposed 28 year medical monitoring program cost	190